POST-EMPLOYMENT BENEFITS - Reconciliation of the present value of the defined benefit obligations (Details) - Present value of the defined benefit obligations - Other post-employment benefit obligations - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other Post-Employments
Amount of actuarial obligations at the beginning of the year	R$ 253,212	R$ 272,296
Current service cost	10,547	13,187
Interest on actuarial obligation	26,597	34,855
Benefits paid during the year	(211,441)	(30,013)
(Gain)/Loss on actuarial obligations resulting from remeasurement	236,515	(37,113)
Actuarial (gains) losses resulting from changes in demographic assumptions	10,753	(3,190)
Actuarial (gains) losses resulting from changes in financial assumptions	24,243	27,039
Actuarial (gains) losses resulting from adjustments by experience	201,518	(62,580)
Present value of actuarial obligations at the end of the year	R$ 315,429	R$ 253,212